Non-Controlling Interests - Summary of Financial Information of Material Non-controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summarized balance sheet information
Current assets	$ 23,949	$ 26,519
Non-current assets	193,678	199,891
Current liabilities	34,184	32,352
Non-current liabilities	104,104	115,707
Equity attributable to equity holders	68,669	68,024
Non-controlling interests	10,671	10,327
Summarized income statement and comprehensive income information
Revenue	54,304	46,881	$ 52,329
Net income	6,114	2,202	10,414
Attributable to:
Equity holders	4,670	1,405	9,171
Non-controlling interests	1,444	797	1,243
Net income	6,114	2,202	10,414
Other comprehensive income	(3,881)	(10,104)	498
Total comprehensive income/(loss)	2,233	(7,901)	10,912
Attributable to:
Equity holders	934	(8,156)	10,044
Non-controlling interests	1,299	255	867
Summarized cash flow information
Cash flow from operating activities	14,799	10,891	14,036	[1]
Cash flow from investing activities	(5,878)	6,336	(4,931)	[1]
Cash flow from financing activities	(11,598)	(8,475)	(8,755)	[1]
Ambev [member]
Summarized balance sheet information
Current assets	6,922	6,801
Non-current assets	17,915	17,291
Current liabilities	6,965	6,442
Non-current liabilities	2,817	3,188
Equity attributable to equity holders	14,809	14,204
Non-controlling interests	246	257
Summarized income statement and comprehensive income information
Revenue	13,570	11,373	13,196	[2]
Net income	2,444	2,286	3,093	[2]
Attributable to:
Equity holders	2,360	2,217	2,989	[2]
Non-controlling interests	84	69	104	[2]
Net income	2,444	2,286	3,093	[2]
Other comprehensive income	629	1,467	(193)	[2]
Total comprehensive income/(loss)	3,074	3,753	2,900	[2]
Attributable to:
Equity holders	2,970	3,647	2,801	[2]
Non-controlling interests	104	106	99	[2]
Summarized cash flow information
Cash flow from operating activities	4,266	3,673	4,664	[2]
Cash flow from investing activities	(1,441)	(1,325)	(1,228)	[2]
Cash flow from financing activities	(2,988)	(1,676)	(3,117)	[2]
Net increase/(decrease) in cash and cash equivalents	(163)	673	319	[2]
Budweiser APAC [Member]
Summarized balance sheet information
Current assets	3,161	2,332
Non-current assets	13,464	13,857
Current liabilities	4,691	4,637
Non-current liabilities	851	809
Equity attributable to equity holders	11,013	10,685
Non-controlling interests	70	58
Summarized income statement and comprehensive income information
Revenue	6,788	5,588	6,546	[3]
Net income	981	537	908	[3]
Attributable to:
Equity holders	950	514	898	[3]
Non-controlling interests	31	23	10	[3]
Net income	981	537	908	[3]
Other comprehensive income	(289)	635	(229)	[3]
Total comprehensive income/(loss)	692	1,172	679	[3]
Attributable to:
Equity holders	660	1,147	665	[3]
Non-controlling interests	32	25	14	[3]
Summarized cash flow information
Cash flow from operating activities	1,903	1,301	1,379	[3]
Cash flow from investing activities	(731)	(572)	(743)	[3]
Cash flow from financing activities	(464)	(432)	(1,349)	[3]
Net increase/(decrease) in cash and cash equivalents	$ 708	$ 297	$ (713)	[3]

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	In 2020, Ambev concluded the calculation of its tax credits on a judicial decision related to the exclusion of the Value-Added Tax (ICMS) from the taxable basis of the social contribution on gross revenues (PIS and COFINS). As a result of this judicial decision and other tax credit adjustments, in 2020, Ambev reclassified the tax credits previously reported in revenue to other operating income, and as such, restated its 2019 comparatives as required by IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
[3]	In 2020, Budweiser APAC reclassified the “Proceeds from cash pooling loans from AB InBev” from investing to financing activities in the summarized cash flow information. The presentation of the comparative amount has been restated to conform to the current year presentation.